Schedule of Rental Vehicles (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Rental Vehicles, gross	$ 14,760,669	$ 9,067,885	$ 6,284,211
Less accumulated depreciation	(4,394,296)	2,871,452	1,547,164
Less accumulated depreciation	4,394,296	(2,871,452)	(1,547,164)
Rental Vehicles, net	10,366,373	6,196,433	4,737,047
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rental Vehicles, gross	$ 14,760,669	$ 9,067,885	$ 6,284,211